Vinson & Elkins

Allan D. Reiss areiss@velaw.com

Tel 212.237.0018 Fax 917.849.5363

October 6, 2006

Via EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-7010

Mailstop 7010

Attention: Mr. H. Roger Schwall

Re:	Penn Virginia GP Holdings, L.P.
Registration Statement on Form S-1
File No. 333-135686

Ladies and Gentlemen:

Penn Virginia GP Holdings, L.P. (the “Registrant”) is filing today, via EDGAR, Amendment No. 2 to the above referenced registration statement on Form S-1 (the “Registration Statement”).

Set forth below are the Registrant’s responses to the comments and requests for additional information contained in the letter dated September 27, 2006 from the staff of the Division of Corporate Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”). For your convenience, the exact text of the comments provided by the Staff has been included in bold face type in the order presented in the letter from the Staff. Each response below has been prepared and is being provided by the Registrant, which has authorized us to respond to the Staff’s comments on its behalf. All references to page numbers in the responses to the Staff’s comments correspond to the pages in Amendment No. 2.

Vinson & Elkins LLP Attorneys at Law Austin Beijing Dallas Dubai Houston London Moscow New York Shanghai Tokyo Washington	666 Fifth Avenue, 26th Floor New York, NY 10103-0040 Tel 212.237.0000 Fax 212.237.0100 www.velaw.com

Securities and Exchange Commission

October 6, 2006 Page 2

General

1.	We remind you of prior comments 1, 8 and 24.

Response: The Registrant has noted prior comment 1. With regard to prior comment 8, the Registrant notes the following:

•	The Registration Statement has been revised to include the Registrant’s logo. Please see the front and back cover pages.

•	The Registrant has filed all the exhibits to the Registration Statement.

With regard to sales literature, the Registrant anticipates that the only sales materials that will be used in connection with the offering will be the prospectus, a road show presentation and materials regarding the directed unit program. The directed unit program materials will be provided supplementally to the Staff. The Registrant will provide the Staff with copies of the road show presentation when it becomes available so that the Staff has adequate time to review it.

With regard to comment 24, the Registration Statement has been revised to include the names of all new directors. Please see page 116.

2.	Revise the risks you identify on the cover page and in the captions for individual risks in the Risk Factors section to focus on the risk rather than merely reciting the particular circumstances. In each case, identify the risk plainly and directly.

Response: The Registration Statement has been revised as requested. Please see the cover page, the table of contents and pages 7, 8, 19, 20, 23, 24, 27 and 33.

Securities and Exchange Commission

October 6 , 2006 Page 3

Risk Factors, page 19

3.	It is unclear why you deleted the risk factor that was the subject of prior comment 16. If the loss of Mr. Dearlove and other key personnel remains a material risk, especially in the absence of employment agreements and key person insurance, explain why you. no longer identify the risk in this section. If you decide to include the risk factor, please revise it to comply with the original comment.

Response: The Registrant has deleted this risk factor as part of its response to prior comment 16 contained in the Staff’s letter dated August 10, 2006. Upon further consideration, the Registrant considers this risk to be generic as it relates to the Registrant, since the Registrant has concluded that its risk in connection with the potential loss of any member of its executive management team is not substantially different than that faced by other public companies.

Use of Proceeds, page 43

4.	We note your response to prior comment 17. Because the staff uses the courtesy copies you provide to facilitate our review, it is important that the copies reflect precisely the same text that appears in the version filed via EDGAR. The text that follows “The borrowings were incurred to finance PVR’s acquisitions. See” in the EDGAR version does not appear in the paper courtesy copy of the initial filing.

Response: The Registrant will ensure that, in the future, there are no discrepancies between the filings made via EDGAR and the courtesy copies provided to the Staff.

5.	The reference in the last sentence to the “as adjusted information” being “illustrative only” is unclear. Please revise to clarify. See also Instruction 7 to Item 504 of Regulation S-K.

Response: The Registrant has noted Instruction 7 to Item 504 of Regulation S-K. The Registrant does not anticipate using the proceeds of the offering for any alternative reason that is not described in the Registration Statement. The Registration Statement has been revised to clarify that the sensitivity analysis described in the last paragraph of the section entitled “Use of Proceeds” is intended to be an example of the fact that the number of units of PVR that the Registrant will be able to purchase with the proceeds of the offering will depend in part on the public offering price of the Registrant’s common units and in part on the purchase price per unit of PVR’s common units and Class B units. Please see page 43.

Securities and Exchange Commission

October 6 , 2006 Page 4

Our Cash Distribution Policy and Restrictions on Distributions page 46

6.	You indicate in this section that there are limitations to distribution of cash and that there are reserve requirements. Please provide further information about the material limitations on payment of distributions and the amount of discretion applicable to the reserves. Refer to prior comment 19.

Response: The Registration Statement has been revised as requested. Please see page 46. The Registrant notes that the last three paragraphs under the caption “Our Initial Distribution Rate—Our Cash Distribution Policy” on page 48 describes the principal items for which the Registrants general partner may establish reserves, as well as states that the Registrant’s general partner must act in “good faith” with respect to establishing cash reserves (and further explains that “good faith” means the general partner must believe that the determination is in the Registrant’s best interests).

Selected Historical and Pro Forma Financial Data, page 63

7.	We note you have added footnote (a) on pages 17 and 65 in response to prior comment 36, describing your computation of the measures of “maintenance capital expenditures.” As previously requested, it will he necessary to disclose the relevance of this information to comply with Item 10(e)(1)(i)(C) and (D) of Regulation S-K. In addition, please clarify what you mean when you refer to capital expenditures that are “defined by GAAP.” Since you appear to be further adjusting the GAAP measure, provide the other disclosures required under Item 10(e). In reconciling your measure to the most comparable GAAP-based measure, the extent to which your composite metric reflects expenditures that were either expensed or capitalized under GAAP should be clear.

Response: The Registrant has deleted footnote (a) on pages 17 and 65.

Securities and Exchange Commission

October 6 , 2006 Page 5

Management, page 1 16

8.	We remind you of prior comment 25. Please revise the sketches as necessary to eliminate ambiguities with regard to time, stating the month and year as appropriate. For example, based on tile current disclosure, it is unclear whether Mr. Gardner has described his experience for the entire period from February 2004 through November 2005.

Response: The Registration Statement has been revised as requested. Please see pages 116 and 117.

9.	Please provide the tabular information omitted from pages 127 and 128.

Response: The Registration Statement has been revised as requested. Please see pages 28.

The Registrant notes that in response to the Staff’s oral comments, the Registration Statement has been revised as requested to change all references to “PVR” to “Penn Virginia Resource Partners, L.P.” on the lead-in paragraph to the graphic located on the inside cover page, and the word “approximately” has been deleted from the fourth bullet at the bottom of page 4.

Please direct any questions you may have with respect to the foregoing to Allan D. Reiss at (212) 237-0018 or Catherine S. Gallagher at (202) 639-6544.

Very truly yours,

/s/ Allan D. Reiss
Allan D. Reiss